Schedule of Fair Value Measurements Inputs for the Third Anniversary Payment Consideration (Details)	Apr. 22, 2026 $ / shares	Sep. 17, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Defined Benefit Plan Disclosure [Line Items]
Share price	$ 1.00	$ 1.00		$ 300.00	$ 480.00
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Third annivarsary consideration | $			$ 1,500,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price			$ 108.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Maturity [Member]
Defined Benefit Plan Disclosure [Line Items]
Date of payment			Oct. 15, 2025
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input			4.2
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input			5.8
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input			9 months
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input			86.2